Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate (Detail)		4 Months Ended	12 Months Ended
	Dec. 31, 2017	Apr. 28, 2018	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Income Tax Rate Reconciliation [Line Items]
Federal statutory income tax rate	35.00%	21.00%	30.30%	35.00%	35.00%
State income taxes, net of federal income tax benefit			3.00%	10.00%	8.30%
Changes to unrecognized tax benefits			1.80%	(5.90%)	(111.30%)
Excess executive compensation			(0.10%)	0.30%	8.00%
Meals and entertainment disallowance			(0.20%)	0.50%	5.10%
Tax credits			0.60%		(76.30%)
Changes in valuation allowance			(26.70%)	(1.20%)	108.60%
Changes in deferred taxes and payables			(3.70%)	7.00%	(134.80%)
Amounts not deductible for tax			0.10%	1.90%
State law changes			1.50%	3.10%	4.70%
Impact of Tax Cuts and Jobs Act			4.10%
Goodwill impairment			(1.80%)
Other, net				2.20%	3.00%
Effective income tax rate			8.90%	52.90%	(149.70%)